Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST XI
Entity Central Index Key	0000911637
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000006776 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class A
Trading Symbol	MVCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$47	0.97%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.97%
Net Assets	$ 16,754,805,137
Holdings Count | Holding	145
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	16,754,805,137	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	145
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	19.8%
Industrials	17.2%
Consumer Discretionary	8.5%
Materials	8.2%
Utilities	8.0%
Real Estate	7.7%
Health Care	7.6%
Consumer Staples	7.1%
Energy	6.2%
Information Technology	6.1%
Communication Services	1.3%
Top ten holdings
Hartford Insurance Group, Inc.	1.5%
PG&E Corp.	1.3%
Targa Resources Corp.	1.3%
Raymond James Financial, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Cencora, Inc.	1.2%
Kenvue, Inc.	1.1%
M&T Bank Corp.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Hartford Insurance Group, Inc.	1.5%
PG&E Corp.	1.3%
Targa Resources Corp.	1.3%
Raymond James Financial, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Cencora, Inc.	1.2%
Kenvue, Inc.	1.1%
M&T Bank Corp.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.0%

C000006781 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class B
Trading Symbol	MCBVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$83	1.72%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.72%
Net Assets	$ 16,754,805,137
Holdings Count | Holding	145
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	16,754,805,137	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	145
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	19.8%
Industrials	17.2%
Consumer Discretionary	8.5%
Materials	8.2%
Utilities	8.0%
Real Estate	7.7%
Health Care	7.6%
Consumer Staples	7.1%
Energy	6.2%
Information Technology	6.1%
Communication Services	1.3%
Top ten holdings
Hartford Insurance Group, Inc.	1.5%
PG&E Corp.	1.3%
Targa Resources Corp.	1.3%
Raymond James Financial, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Cencora, Inc.	1.2%
Kenvue, Inc.	1.1%
M&T Bank Corp.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Hartford Insurance Group, Inc.	1.5%
PG&E Corp.	1.3%
Targa Resources Corp.	1.3%
Raymond James Financial, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Cencora, Inc.	1.2%
Kenvue, Inc.	1.1%
M&T Bank Corp.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.0%

C000006782 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class C
Trading Symbol	MVCCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$83	1.72%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.72%
Net Assets	$ 16,754,805,137
Holdings Count | Holding	145
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	16,754,805,137	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	145
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	19.8%
Industrials	17.2%
Consumer Discretionary	8.5%
Materials	8.2%
Utilities	8.0%
Real Estate	7.7%
Health Care	7.6%
Consumer Staples	7.1%
Energy	6.2%
Information Technology	6.1%
Communication Services	1.3%
Top ten holdings
Hartford Insurance Group, Inc.	1.5%
PG&E Corp.	1.3%
Targa Resources Corp.	1.3%
Raymond James Financial, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Cencora, Inc.	1.2%
Kenvue, Inc.	1.1%
M&T Bank Corp.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Hartford Insurance Group, Inc.	1.5%
PG&E Corp.	1.3%
Targa Resources Corp.	1.3%
Raymond James Financial, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Cencora, Inc.	1.2%
Kenvue, Inc.	1.1%
M&T Bank Corp.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.0%

C000006783 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class I
Trading Symbol	MCVIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$35	0.72%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.72%
Net Assets	$ 16,754,805,137
Holdings Count | Holding	145
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	16,754,805,137	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	145
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	19.8%
Industrials	17.2%
Consumer Discretionary	8.5%
Materials	8.2%
Utilities	8.0%
Real Estate	7.7%
Health Care	7.6%
Consumer Staples	7.1%
Energy	6.2%
Information Technology	6.1%
Communication Services	1.3%
Top ten holdings
Hartford Insurance Group, Inc.	1.5%
PG&E Corp.	1.3%
Targa Resources Corp.	1.3%
Raymond James Financial, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Cencora, Inc.	1.2%
Kenvue, Inc.	1.1%
M&T Bank Corp.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Hartford Insurance Group, Inc.	1.5%
PG&E Corp.	1.3%
Targa Resources Corp.	1.3%
Raymond James Financial, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Cencora, Inc.	1.2%
Kenvue, Inc.	1.1%
M&T Bank Corp.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.0%

C000006785 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class R1
Trading Symbol	MVCGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$83	1.72%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.72%
Net Assets	$ 16,754,805,137
Holdings Count | Holding	145
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	16,754,805,137	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	145
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	19.8%
Industrials	17.2%
Consumer Discretionary	8.5%
Materials	8.2%
Utilities	8.0%
Real Estate	7.7%
Health Care	7.6%
Consumer Staples	7.1%
Energy	6.2%
Information Technology	6.1%
Communication Services	1.3%
Top ten holdings
Hartford Insurance Group, Inc.	1.5%
PG&E Corp.	1.3%
Targa Resources Corp.	1.3%
Raymond James Financial, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Cencora, Inc.	1.2%
Kenvue, Inc.	1.1%
M&T Bank Corp.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Hartford Insurance Group, Inc.	1.5%
PG&E Corp.	1.3%
Targa Resources Corp.	1.3%
Raymond James Financial, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Cencora, Inc.	1.2%
Kenvue, Inc.	1.1%
M&T Bank Corp.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.0%

C000006787 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class R2
Trading Symbol	MCVRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$59	1.22%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.22%
Net Assets	$ 16,754,805,137
Holdings Count | Holding	145
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	16,754,805,137	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	145
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	19.8%
Industrials	17.2%
Consumer Discretionary	8.5%
Materials	8.2%
Utilities	8.0%
Real Estate	7.7%
Health Care	7.6%
Consumer Staples	7.1%
Energy	6.2%
Information Technology	6.1%
Communication Services	1.3%
Top ten holdings
Hartford Insurance Group, Inc.	1.5%
PG&E Corp.	1.3%
Targa Resources Corp.	1.3%
Raymond James Financial, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Cencora, Inc.	1.2%
Kenvue, Inc.	1.1%
M&T Bank Corp.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Hartford Insurance Group, Inc.	1.5%
PG&E Corp.	1.3%
Targa Resources Corp.	1.3%
Raymond James Financial, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Cencora, Inc.	1.2%
Kenvue, Inc.	1.1%
M&T Bank Corp.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.0%

C000006788 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class R3
Trading Symbol	MVCHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$47	0.97%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.97%
Net Assets	$ 16,754,805,137
Holdings Count | Holding	145
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	16,754,805,137	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	145
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	19.8%
Industrials	17.2%
Consumer Discretionary	8.5%
Materials	8.2%
Utilities	8.0%
Real Estate	7.7%
Health Care	7.6%
Consumer Staples	7.1%
Energy	6.2%
Information Technology	6.1%
Communication Services	1.3%
Top ten holdings
Hartford Insurance Group, Inc.	1.5%
PG&E Corp.	1.3%
Targa Resources Corp.	1.3%
Raymond James Financial, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Cencora, Inc.	1.2%
Kenvue, Inc.	1.1%
M&T Bank Corp.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Hartford Insurance Group, Inc.	1.5%
PG&E Corp.	1.3%
Targa Resources Corp.	1.3%
Raymond James Financial, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Cencora, Inc.	1.2%
Kenvue, Inc.	1.1%
M&T Bank Corp.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.0%

C000006777 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class R4
Trading Symbol	MVCJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$35	0.72%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.72%
Net Assets	$ 16,754,805,137
Holdings Count | Holding	145
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	16,754,805,137	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	145
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	19.8%
Industrials	17.2%
Consumer Discretionary	8.5%
Materials	8.2%
Utilities	8.0%
Real Estate	7.7%
Health Care	7.6%
Consumer Staples	7.1%
Energy	6.2%
Information Technology	6.1%
Communication Services	1.3%
Top ten holdings
Hartford Insurance Group, Inc.	1.5%
PG&E Corp.	1.3%
Targa Resources Corp.	1.3%
Raymond James Financial, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Cencora, Inc.	1.2%
Kenvue, Inc.	1.1%
M&T Bank Corp.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Hartford Insurance Group, Inc.	1.5%
PG&E Corp.	1.3%
Targa Resources Corp.	1.3%
Raymond James Financial, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Cencora, Inc.	1.2%
Kenvue, Inc.	1.1%
M&T Bank Corp.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.0%

C000125404 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	MVCKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Net Assets	$ 16,754,805,137
Holdings Count | Holding	145
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	16,754,805,137	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	145
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	19.8%
Industrials	17.2%
Consumer Discretionary	8.5%
Materials	8.2%
Utilities	8.0%
Real Estate	7.7%
Health Care	7.6%
Consumer Staples	7.1%
Energy	6.2%
Information Technology	6.1%
Communication Services	1.3%
Top ten holdings
Hartford Insurance Group, Inc.	1.5%
PG&E Corp.	1.3%
Targa Resources Corp.	1.3%
Raymond James Financial, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Cencora, Inc.	1.2%
Kenvue, Inc.	1.1%
M&T Bank Corp.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Hartford Insurance Group, Inc.	1.5%
PG&E Corp.	1.3%
Targa Resources Corp.	1.3%
Raymond James Financial, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Cencora, Inc.	1.2%
Kenvue, Inc.	1.1%
M&T Bank Corp.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.0%

C000006789 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Fund
Class Name	Class A
Trading Symbol	MUEAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$36	0.74%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%
Net Assets	$ 1,412,909,267
Holdings Count | Holding	108
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	1,412,909,267	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	28.8%
Financials	14.5%
Health Care	11.4%
Consumer Discretionary	10.0%
Communication Services	9.4%
Industrials	7.7%
Consumer Staples	6.3%
Energy	3.9%
Real Estate	3.0%
Utilities	2.9%
Materials	1.3%
Top ten holdings
Apple, Inc.	6.6%
NVIDIA Corp.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.5%
AbbVie, Inc.	2.4%
Alphabet, Inc., "A"	2.2%
Johnson & Johnson	2.0%
Cigna Group	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Apple, Inc.	6.6%
NVIDIA Corp.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.5%
AbbVie, Inc.	2.4%
Alphabet, Inc., "A"	2.2%
Johnson & Johnson	2.0%
Cigna Group	1.7%

C000006790 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Fund
Class Name	Class B
Trading Symbol	MUSBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$73	1.49%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.49%
Net Assets	$ 1,412,909,267
Holdings Count | Holding	108
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	1,412,909,267	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	28.8%
Financials	14.5%
Health Care	11.4%
Consumer Discretionary	10.0%
Communication Services	9.4%
Industrials	7.7%
Consumer Staples	6.3%
Energy	3.9%
Real Estate	3.0%
Utilities	2.9%
Materials	1.3%
Top ten holdings
Apple, Inc.	6.6%
NVIDIA Corp.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.5%
AbbVie, Inc.	2.4%
Alphabet, Inc., "A"	2.2%
Johnson & Johnson	2.0%
Cigna Group	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Apple, Inc.	6.6%
NVIDIA Corp.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.5%
AbbVie, Inc.	2.4%
Alphabet, Inc., "A"	2.2%
Johnson & Johnson	2.0%
Cigna Group	1.7%

C000006791 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Fund
Class Name	Class C
Trading Symbol	MUECX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$73	1.49%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.49%
Net Assets	$ 1,412,909,267
Holdings Count | Holding	108
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	1,412,909,267	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	28.8%
Financials	14.5%
Health Care	11.4%
Consumer Discretionary	10.0%
Communication Services	9.4%
Industrials	7.7%
Consumer Staples	6.3%
Energy	3.9%
Real Estate	3.0%
Utilities	2.9%
Materials	1.3%
Top ten holdings
Apple, Inc.	6.6%
NVIDIA Corp.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.5%
AbbVie, Inc.	2.4%
Alphabet, Inc., "A"	2.2%
Johnson & Johnson	2.0%
Cigna Group	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Apple, Inc.	6.6%
NVIDIA Corp.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.5%
AbbVie, Inc.	2.4%
Alphabet, Inc., "A"	2.2%
Johnson & Johnson	2.0%
Cigna Group	1.7%

C000006792 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Fund
Class Name	Class I
Trading Symbol	MUSEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Net Assets	$ 1,412,909,267
Holdings Count | Holding	108
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	1,412,909,267	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	28.8%
Financials	14.5%
Health Care	11.4%
Consumer Discretionary	10.0%
Communication Services	9.4%
Industrials	7.7%
Consumer Staples	6.3%
Energy	3.9%
Real Estate	3.0%
Utilities	2.9%
Materials	1.3%
Top ten holdings
Apple, Inc.	6.6%
NVIDIA Corp.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.5%
AbbVie, Inc.	2.4%
Alphabet, Inc., "A"	2.2%
Johnson & Johnson	2.0%
Cigna Group	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Apple, Inc.	6.6%
NVIDIA Corp.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.5%
AbbVie, Inc.	2.4%
Alphabet, Inc., "A"	2.2%
Johnson & Johnson	2.0%
Cigna Group	1.7%

C000068492 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Fund
Class Name	Class R1
Trading Symbol	MUERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$73	1.49%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.49%
Net Assets	$ 1,412,909,267
Holdings Count | Holding	108
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	1,412,909,267	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	28.8%
Financials	14.5%
Health Care	11.4%
Consumer Discretionary	10.0%
Communication Services	9.4%
Industrials	7.7%
Consumer Staples	6.3%
Energy	3.9%
Real Estate	3.0%
Utilities	2.9%
Materials	1.3%
Top ten holdings
Apple, Inc.	6.6%
NVIDIA Corp.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.5%
AbbVie, Inc.	2.4%
Alphabet, Inc., "A"	2.2%
Johnson & Johnson	2.0%
Cigna Group	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Apple, Inc.	6.6%
NVIDIA Corp.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.5%
AbbVie, Inc.	2.4%
Alphabet, Inc., "A"	2.2%
Johnson & Johnson	2.0%
Cigna Group	1.7%

C000068493 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Core Equity Fund
Class Name	Class R2
Trading Symbol	MUESX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 1,412,909,267
Holdings Count | Holding	108
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	1,412,909,267	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	28.8%
Financials	14.5%
Health Care	11.4%
Consumer Discretionary	10.0%
Communication Services	9.4%
Industrials	7.7%
Consumer Staples	6.3%
Energy	3.9%
Real Estate	3.0%
Utilities	2.9%
Materials	1.3%
Top ten holdings
Apple, Inc.	6.6%
NVIDIA Corp.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.5%
AbbVie, Inc.	2.4%
Alphabet, Inc., "A"	2.2%
Johnson & Johnson	2.0%
Cigna Group	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Apple, Inc.	6.6%
NVIDIA Corp.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.5%
AbbVie, Inc.	2.4%
Alphabet, Inc., "A"	2.2%
Johnson & Johnson	2.0%
Cigna Group	1.7%

C000068494 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Fund
Class Name	Class R3
Trading Symbol	MUETX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$36	0.74%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%
Net Assets	$ 1,412,909,267
Holdings Count | Holding	108
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	1,412,909,267	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	28.8%
Financials	14.5%
Health Care	11.4%
Consumer Discretionary	10.0%
Communication Services	9.4%
Industrials	7.7%
Consumer Staples	6.3%
Energy	3.9%
Real Estate	3.0%
Utilities	2.9%
Materials	1.3%
Top ten holdings
Apple, Inc.	6.6%
NVIDIA Corp.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.5%
AbbVie, Inc.	2.4%
Alphabet, Inc., "A"	2.2%
Johnson & Johnson	2.0%
Cigna Group	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Apple, Inc.	6.6%
NVIDIA Corp.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.5%
AbbVie, Inc.	2.4%
Alphabet, Inc., "A"	2.2%
Johnson & Johnson	2.0%
Cigna Group	1.7%

C000068495 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Fund
Class Name	Class R4
Trading Symbol	MUEUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Net Assets	$ 1,412,909,267
Holdings Count | Holding	108
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	1,412,909,267	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	28.8%
Financials	14.5%
Health Care	11.4%
Consumer Discretionary	10.0%
Communication Services	9.4%
Industrials	7.7%
Consumer Staples	6.3%
Energy	3.9%
Real Estate	3.0%
Utilities	2.9%
Materials	1.3%
Top ten holdings
Apple, Inc.	6.6%
NVIDIA Corp.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.5%
AbbVie, Inc.	2.4%
Alphabet, Inc., "A"	2.2%
Johnson & Johnson	2.0%
Cigna Group	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Apple, Inc.	6.6%
NVIDIA Corp.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.5%
AbbVie, Inc.	2.4%
Alphabet, Inc., "A"	2.2%
Johnson & Johnson	2.0%
Cigna Group	1.7%

C000068496 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Fund
Class Name	Class R6
Trading Symbol	MUEVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
Net Assets	$ 1,412,909,267
Holdings Count | Holding	108
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	1,412,909,267	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	28.8%
Financials	14.5%
Health Care	11.4%
Consumer Discretionary	10.0%
Communication Services	9.4%
Industrials	7.7%
Consumer Staples	6.3%
Energy	3.9%
Real Estate	3.0%
Utilities	2.9%
Materials	1.3%
Top ten holdings
Apple, Inc.	6.6%
NVIDIA Corp.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.5%
AbbVie, Inc.	2.4%
Alphabet, Inc., "A"	2.2%
Johnson & Johnson	2.0%
Cigna Group	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Apple, Inc.	6.6%
NVIDIA Corp.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.5%
AbbVie, Inc.	2.4%
Alphabet, Inc., "A"	2.2%
Johnson & Johnson	2.0%
Cigna Group	1.7%